Stockholders' Equity (Details) - Schedule of stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock Options:
Number of Options, Outstanding beginning balance	622,036	1,021,243
Weighted Average Exercise Price, Outstanding beginning balance	$ 5.53	$ 4.82
Number of Options, Granted	25,220	24,000
Weighted Average Exercise Price, Granted	$ 3.20	$ 0.80
Number of Options, Forfeited or canceled, during the period	(58,134)	(421,777)
Weighted Average Exercise Price, Forfeited or canceled, during the period	$ 4.57	$ 3.52
Number of Options, Exercised	(715)
Weighted Average Exercise Price, Exercised	$ 7.00	$ 10.50
Number of Options, Outstanding ending balance	588,407	622,036
Weighted Average Exercise Price, Outstanding ending balance	$ 5.52	$ 5.53
Number of Options, Exercisable	434,387	479,702
Weighted Average Exercise Price, Exercisable	$ 6.46	$ 6.28